FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, (see also Note 4) at fair value.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

As of December 31, 2017
Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Other financial assets	$-	$-	$-	$-

	As of December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Other financial assets	$50	$-	$-	$50